Deferred Tax Assets and Liabilities - Details of Deferred Tax Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	₩ 3,562,861	₩ 2,645,077
Liabilities	(2,069)	(4,346)
Gross carrying amount [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	3,797,057	3,038,848
Liabilities	(236,265)	(398,117)
Total	3,560,792	2,640,731	₩ 2,301,056
Gross carrying amount [member] | Other accounts receivable, net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Liabilities	(61)	(2,009)
Total	(61)	(2,009)	(17)
Gross carrying amount [member] | Inventories, net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	51,728	62,014
Total	51,728	62,014	68,679
Gross carrying amount [member] | Defined benefit liabilities, net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Liabilities	(89,753)	(95,850)
Total	(89,753)	(95,850)	(26,642)
Gross carrying amount [member] | Investments in subsidiaries and associates [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Liabilities	(89,649)	(252,375)
Total	(89,649)	(252,375)
Gross carrying amount [member] | Accrued expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	97,867	111,293
Total	97,867	111,293	250,582
Gross carrying amount [member] | Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	609,345	704,117
Liabilities	(43,282)	(17,322)
Total	566,063	686,795	603,492
Gross carrying amount [member] | Intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	13,314	25,340
Liabilities	(2,069)	(4,042)
Total	11,245	21,298	10,814
Gross carrying amount [member] | Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	39,586	57,210
Total	39,586	57,210	68,893
Gross carrying amount [member] | Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	70,182	112,771
Liabilities	(11,451)	(26,519)
Total	58,731	86,252	110,678
Gross carrying amount [member] | Tax loss carryforwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	2,766,820	1,795,132
Total	2,766,820	1,795,132	958,624
Gross carrying amount [member] | Tax credit carryforwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	148,215	170,971
Total	₩ 148,215	₩ 170,971	₩ 489,505